Filed with the Securities and Exchange Commission on January 19, 2018

1933 Act Registration File No. 033-20827

1940 Act File No. 811- 05518

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	235	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	237	[X]

(Check Appropriate Box or Boxes)

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street,
Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (302) 791-1851

Copies to:

SALVATORE FAIA	MICHAEL P. MALLOY, ESQUIRE
The RBB Fund, Inc.	Drinker Biddle & Reath LLP
615 East Michigan Street,	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on January 22, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
dated January 22, 2018

Motley Fool 100 Index ETF

(Cboe BZX: TMFC)

A series of The RBB Fund, Inc.

 _______________________________

2000 Duke Street, Suite 275
Alexandria, VA 22314

_______________________________

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved the Fund’s shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Motley Fool 100 Index ETF	1
Summary Section	1
Additional Information about the Fund	5
Management of the Fund	8
How to Buy and Sell Shares	9
Dividends, Distributions, and Taxes	11
Distribution	13
Additional Considerations	13
Financial Highlights	15

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or The RBB Fund, Inc. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

What’s New?

This Fund! This is Motley Fool Asset Management, LLC’s first ETF, our first passively managed product. What else is new? The index that we’re tracking. The Motley Fool 100 Index harnesses the recommendations and rankings of our Affiliate, The Motley Fool, LLC’s newsletters and analyst opinion database. Read on for more details!

Motley Fool 100 Index ETF

Summary Section

Investment Objective

The Motley Fool 100 Index ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Index” – for more on this, see the “Principal Investment Strategies” section).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)	“Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$51	$160

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Information on fund portfolio turnover will be noted once the fund has an operating history.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Index. Motley Fool Asset Management, LLC, serves as the investment adviser to the Fund (the “Adviser”). The Index was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of the Adviser.

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The Motley Fool 100 Index

The Index was established by The Motley Fool in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters.

To be eligible for inclusion in the Index, a company must be among the 100 largest domestic firms by market capitalization in The Motley Fool’s “recommendation universe.” That recommendation universe includes all companies domiciled in the United States that are either active recommendations of a newsletter published by The Motley Fool or are among the 150 highest rated U.S. companies in The Motley Fool’s analyst opinion database.

Each of the 100 largest company’s share of the index (or “weighting”) is set to equal the company’s share of all Index companies’ aggregate market value. The Index is reconstituted and rebalanced quarterly. From time to time, the Index may include more or less than 100 companies as a result of events such as acquisitions, spin-offs and other corporate actions.

The Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Index, including its value, is available on the websites of the Fund at www.fool100etf.com and the Index Calculation Agent, at www.solactive.com.

The Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

The Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

The Fund has elected to be, and intends to qualify each year for treatment as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the Fund’s investments may decrease, which will cause the value of the Fund’s shares to decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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●	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
●	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s net asset value (“NAV”) and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
●	New Fund Risk. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.
●	Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund.
●	Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Fund and its Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index as addressed in the Index methodology.
●	Portfolio Turnover Risk. In seeking to replicate the Index, which is adjusted and rebalanced quarterly, the Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.
●	Index Rankings and Methodology Risk. The Index is comprised of the 100 largest U.S. companies that are either active recommendations of The Motley Fool LLC’s newsletter or are among the 150 highest rated U.S. companies in The Motley Fool LLC’s analyst opinion database, and are weighted based on their market value relative to the total market value of other companies in the Index. Factors used by The Motley Fool LLC’s analysts in their qualitative and quantitative analysis of companies included in the Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Fund. In addition, changes in The Motley Fool LLC’s recommendations or rankings methodologies may have an adverse effect on the Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Index methodology. Moreover, the methodology and the calculation of the Index could be subject to errors. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.
●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.
●	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

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Performance Information:

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.fool100etf.com or by calling the Fund toll free at 1-800-617-0004.

Management

Investment Adviser

Motley Fool Asset Management, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with Fund
Bryan Hinmon	Chief Investment Officer, Senior Portfolio Manager	2018
Anthony Arsta	Portfolio Manager	2018

Purchase and Sale of Fund Shares

Shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”), and most investors will buy and sell Shares through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (“APs”) (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 25,000 Shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Additional Information about the Fund

Investment Objective

The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Additional Investment Strategies

The Fund, using an “indexing” investment approach, seeks to track the investment results, before fees and expenses, of the Index.  A number of factors may affect the Fund’s ability to achieve a high correlation with its Index, including Fund expenses, differences between the securities held in the Fund’s portfolio and those included in the Index, the timing or magnitude of changes to the composition of its Index, regulatory policies, and high portfolio turnover rate.  There can be no guarantee that the Fund will achieve a high degree of correlation with the Index.

The Adviser may sell securities that are represented in the Index or purchase securities not yet represented in the Index if the Adviser believes such securities are appropriate to substitute for certain securities in the Fund’s Index.  The Adviser may utilize various combinations of other available investment techniques in seeking to track the Index.

As a result of its investments, the Fund’s distributions for any taxable year may exceed its earnings and profits, as determined for U.S. federal income tax purposes.  For a given taxable year, fund distributions, if any, that exceed earnings and profits may be treated as a return of capital to shareholders.

Additional Principal Risk Information

The value of the Fund’s investments may decrease, which will cause the value of the Fund’s shares to decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.

●	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value. Common stocks are generally exposed to greater risk that other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises.
●	Index Rankings and Methodology Risk. The Index is comprised of the 100 largest U.S. companies that are either active recommendations of a Motley Fool newsletter or are among the 150 highest rated U.S. companies in the Motley Fool analyst opinion database, and are weighted based on their market value relative to the total market value of other companies in the Index. Factors used by The Motley Fool’s analysts in their qualitative and quantitative analysis of companies included in the Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Fund. In addition, changes in The Motley Fool’s recommendations or rankings methodologies may have an adverse effect on the Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Index methodology. In addition, the following risks result from The Motley Fool’s business operations:
o	There are no assurances that The Motley Fool will continue to provide stock recommendations to the degree currently provided by it, or that it will continue to provide newsletter and/or other services at all. The Motley Fool may decrease the number of equity analysts that it employs, or the number of covered companies and/or industries.

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o	Analysts may leave The Motley Fool or cease providing recommendations, in which case any securities covered by that analyst may no longer be included in the universe of stocks covered by The Motley Fool. In such case, those securities may be removed from the Index during the next rebalance of the Index, despite the fact that expectations regarding such security’s performance may be unchanged. Similarly, changes in analysts could result in changes to the composition of the Index and, thus, could result in increased portfolio turnover for the Fund.
o	The Motley Fool’s members who subscribe to its recommendation services and others who have access to that information will have advance knowledge of information that will be reflected in the Index. While The Motley Fool’s recommendations can change on any given day, the Index will only be rebalanced quarterly.

In addition to the risks inherent in The Motley Fool’s operations and the compilation of the Index, the methodology and the calculation of the Index could be subject to errors. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

●	Large-Capitalization Investing. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
●	Legal and Regulatory Change Risks. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. In addition, the securities markets are subject to comprehensive statutes and regulations. The Securities and Exchange Commission and other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on the Fund could be substantial and adverse.
●	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s net asset value (“NAV”) and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
●	New Fund Risk. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board may determine to liquidate the Fund.
●	Passive Investment Risk. The Fund is not actively managed and its Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index as addressed in the Index methodology. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
●	Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each rebalance and reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
●	Registered Investment Company (“RIC”) Compliance Risk. The Fund has elected to be, and intends to qualify each year for treatment as, a RIC under the Internal Revenue Code of 1986, as amended. To maintain the Fund’s qualification for federal income tax treatment as a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, the Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
●	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
●	Trading. Although the Fund’s shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in the Fund’s shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange. Additional rules applicable to the Exchange may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror the liquidity of the Fund’s underlying holdings, which can be significantly less liquid than the Fund’s shares.
●	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Additional Information About the Fund’s Non-Principal Risks. This section provides additional information regarding certain non-principal risks of investing in the Fund. The risk listed below could have a negative impact on the Fund’s performance and trading prices.

●	Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of the Fund’s shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

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Disclosure of Portfolio Holdings

The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through the Fund’s website and may be made available through financial reporting and news services or any other medium, including publicly available internet web sites, as well as on the Fund’s website located at www.fool100etf.com. Additional information regarding the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Management of the Fund

The Board of the Company (of which the Fund is a series) is responsible for supervising the operations and affairs of the Fund. The Adviser is responsible for the daily management and administration of the Fund’s operations.

Investment Adviser

The Adviser is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment-newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner. The Adviser is located at 2000 Duke Street, Suite 275, Alexandria, Virginia 22314.

Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of an investment advisory agreement between the Company and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent directors and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

A discussion regarding the Board’s approval of the Advisory Agreement and the factors the Board considered with respect to the Fund will be available in the Fund’s first annual or semi-annual report to shareholders.

The Adviser’s Investment Management Team

Bryan C. Hinmon, CFA, and Anthony L. Arsta are the Fund’s portfolio managers and they each have decision making over and are responsible for the portfolio management decisions for the Fund’s assets.

Bryan C. Hinmon, CFA

Bryan Hinmon is the Chief Investment Officer and Senior Portfolio Manager at the Advisor, as well as Chairman of the Investment Committee for the Fund, having served in the Chief Investment Officer, Senior Portfolio Manager and Chairman capacity since 2017 and as a Portfolio Manager for open-end mutual funds managed by the Adviser since 2014. As CIO of the firm, Mr. Hinmon is responsible for leading the investment team, maintaining the firm’s investment philosophy, and managing client assets. He also works as an analyst, identifying and researching investments for the firm’s affiliate, Motley Fool Wealth Management’s separately managed account strategies.

He joined the Adviser in 2014 after more than four years at The Motley Fool where he helped manage Motley Fool Pro, a long/short and options portfolio service. Mr. Hinmon also served as a senior analyst on Motley Fool Options for more than four years and led the company’s Analyst Development Program for two years.

Before life at The Motley Fool, Mr. Hinmon was a portfolio manager at Bulwark Capital Management, a hedge fund with an approach that balanced fundamental long-term equity investing, option income, and special situations. Earlier in his career, he worked as a research analyst for an asset manager in Naples, Florida, that provided portfolio management and operated a covered-call hedge fund. Mr. Hinmon graduated from Stetson University with a bachelor’s degree in finance. He holds the Chartered Financial Analyst designation and is a member of The Boston Security Analysts Society.

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Anthony L. Arsta

Tony Arsta is a Portfolio Manager at the Adviser, having served in that role for open-end mutual funds managed by the Adviser starting in 2009. Mr. Arsta complements his quality growth at a reasonable price investing focus with applications of statistical analysis and investor psychology. After joining The Motley Fool in 2008, he contributed his writing and analysis to Motley Fool Million Dollar Portfolio, as well as several other Foolish newsletter services. Mr. Arsta earned his M.B.A. with distinction from DePaul University, with a concentration in finance, and also holds a B.S. in computer science from the University of Wisconsin, Madison.

The SAI provides additional information about the compensation of each Portfolio Manager, other accounts managed by them, and their ownership of shares of the Fund.

How to Buy and Sell Shares

The Fund issues and redeems its shares at NAV only in Creation Units. Only APs may acquire shares directly from the Fund, and only APs may tender their shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy shares, and receive less than NAV when you sell those shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Fund shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Share Trading Prices on the Exchange

Trading prices of Fund shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares. To provide additional information regarding the indicative value of shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for shares as calculated by an information provider or market data vendor. The Fund is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and make no representation or warranty as to the accuracy of the IIVs. If the calculation of the IIV is based on the basket of Deposit Securities, such IIV may not represent the best possible valuation of the Fund’s portfolio because the basket of Deposit Securities does not necessarily reflect the precise composition of the current Fund portfolios at a particular point in time. The IIV should not be viewed as a “real-time” update of the Fund’s NAV because the IIV may not be calculated in the same manner as the NAV, which is computed only once a day, typically at the end of the business day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the Deposit Securities.

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Frequent Purchases and Redemptions of Shares

The Fund imposes no restrictions on the frequency of purchases and redemptions of shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem shares directly with the Funds, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Fund reserves the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund’s NAV is calculated as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for the Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board.

Fair Value Pricing

If market quotations for a security are not readily available or if the Adviser believes that market quotations do not accurately reflect fair value of a security, that security will be valued at its fair value as determined in good faith by the Board. Such determinations are made by the Adviser or through the use of a pricing service under procedures established and periodically reviewed by and under the ultimate supervision of the Board. A fair value determination may be required if, for example, (1) only a bid price or an asked price is available, (2) the spread between bid and asked prices is substantial, (3) there is a suspension or limitation of trading, or (4) events or actions affecting the market prices of portfolio securities occur after the close of the relevant market.

The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price; relevant general and sector indices; currency fluctuations; trading in depositary receipts and futures, if applicable; and research valuations by its staff, in determining what it believes is the fair value of the securities. Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may be affected by the method used for determining value. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Index.  This may result in a difference between the Fund’s performance and the performance of the Fund’s Index.

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Dividends, Distributions,
and Taxes

Dividends and Distributions

The Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually.

Dividend Reinvestment Service

Brokers may make the Depository Trust Company book-entry dividend reinvestment service available to their customers who own shares.  If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market.  Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service.  To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.  Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions; (ii) you sell your shares listed on the Exchange; and (iii) you purchase or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. Since the Foreign Funds invest primarily in securities of non-U.S. issuers, it is not expected that a significant portion of the dividends received from the Foreign Funds will qualify for the dividends-received deduction for corporations. Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

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U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays, to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of shares generally is treated as a long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less. However, any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that an AP may not be permitted to currently deduct losses upon an exchange of securities for Creation Units under the rules governing “wash sales” (other than for an AP that marks-to-market its holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

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The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

Distribution

The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the U.S. Securities and Exchange Commission. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202.

Additional Considerations

Payments to Financial Intermediaries.

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may pay intermediaries, including affiliates of the Adviser, for the sale of Fund shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products.  Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be made to intermediaries for making shares of the Fund available to their customers generally and in investment programs.  The Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the Adviser believes may facilitate investment in the Fund.

The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of shares of the Fund, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments.  Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund and other ETFs.

Premium/Discount Information.

Information regarding how often shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available, free of charge, on the Fund’s website at www.fool100etf.com.

Continuous Offering.

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws.  Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

13

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.  As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.  Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Additional Information.

The Fund enters into contractual arrangements with various parties, including among others the Fund’s investment adviser, who provide services to the Fund.  Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase shares of the Fund.  The Fund may make changes to this information from time to time.  Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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Financial Highlights

Financial highlights information is not available because the Fund did not commence operations prior to the date of this prospectus.

15

INVESTMENT ADVISER

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

ADMINISTRATOR AND
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
777 East Wisconsin Avenue

Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

UNDERWRITER

Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6

Milwaukee, WI 53202

LEGAL COUNSEL

 Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

16

FOR MORE INFORMATION

For more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports

Once available, additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their most recently completed fiscal year.

Statement of Additional Information

The SAI dated January 22, 2018 provides more details about the Fund and its policies. The current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request along with the semiannual and annual reports (when available). To obtain a free copy of the SAI, semiannual or annual reports or if you have questions about the Fund:

By Internet

Go to www.fool100etf.com.

By Telephone

Call 1-800-617-0004 or your securities dealer.

By Mail

Write to:

Motley Fool Funds
P.O. Box 701

Milwaukee, WI 53201-0701

From the SEC

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov or writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-05518

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Motley Fool 100 Index ETF

(Cboe BZX: TMFC)

A series of The RBB Fund, Inc.

______________________________

2000 Duke Street, Suite 275
Alexandria, VA 22314

Statement of

Additional Information

Dated January 22, 2018

Motley Fool 100 Index ETF (the “Fund”) is a non-diversified series of The RBB Fund, Inc. (the “Company”), an open-end management investment company (or mutual fund) organized as a Maryland corporation on February 29, 1988.

Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund.

Information about the Fund is set forth in the prospectus dated January 22, 2018 (the “Prospectus”) and provides the basic information you should know before investing. To obtain a copy of the Prospectus and/or the Fund’s Annual Report when it becomes available, please write to Motley Fool Funds, P.O. Box 701 Milwaukee, WI 53201-0701, or call 1-800-617-0004. This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus. It is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Fund and the Company, and it should be read in conjunction with the Prospectus.

Table of Contents

Fund History	3
Investment Policies and Practices	3
Investment Restrictions	10
Exchange Listing and Trading	11
Management of the Company	12
Code of Ethics	21
Principal Holders	21
Investment Advisory Agreement	22
Portfolio Managers	22
Underwriter	25
Purchase and Redemption of Creation Units	25
Portfolio Holdings Information	32
Determination of Net Asset Value	32
Dividends, Distributions, and Taxes	33
Portfolio Transactions and Brokerage	36
Proxy Voting Procedures	37
Payments To Financial Intermediaries	37
Additional Information Concerning Company Shares	38
General Information	39
Financial Statements	40
Appendix A	41

Fund History

The Company is an open-end management investment company currently operating thirty separate portfolios.  The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Maryland corporation on February 29, 1988.  This SAI pertains to shares of the Motley Fool 100 Index ETF (the “Fund”). Motley Fool Asset Management, LLC (“Motley Fool” or the “Adviser”), serves as the investment adviser to the Fund.

The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Index”). The Index was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of the Adviser.

The Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit”).  The Fund generally offers and issues shares in exchange for a basket of securities included in the Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”).  The Company reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security.  The shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”) and trade on the Exchange at market prices.  These prices may differ from the shares’ NAVs.  The shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.  A Creation Unit of the Fund consists of at least 25,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Company cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below).  The Company may impose a transaction fee for each creation or redemption (the “Transaction Fee”).  In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.  The Fund may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

Investment Policies and Practices

The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Types of Equity Securities

In addition to common stock, the equity securities that the Fund may purchase include preferred and convertible preferred stocks, and securities having equity characteristics, such as rights, warrants, and convertible debt securities. Preferred stocks represent equity ownership interests in a corporation and participate in the corporation’s earnings through dividends that the corporation may declare. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation’s earnings, which in some cases may be “cumulative” if previous stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation’s liquidation. Preferred stocks may be “participating,” which means that they may be entitled to dividends in excess of the stated dividend, in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities.

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Convertible Securities

The Fund may purchase convertible securities. These securities include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

Convertible securities have an “investment value,” which is the theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. The investment value changes are based on prevailing interest rates and other factors. They also have a “conversion value,” which is the worth in market value if the security were exchanged for the underlying equity security. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value because of the combination of the convertible security’s right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security’s price, when price is influenced primarily by its conversion value, will generally yield less than a senior non-convertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered, because prices change, and, as a result, the ability to achieve capital appreciation through conversion may never occur.

Exchange-Traded Funds and Other Similar Instruments

The Fund may purchase shares of exchange-traded funds that are registered under the 1940 Act (“ETFs”) and shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”). Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at NAV in large blocks (typically at least 25,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day. The Fund does not invest in actively managed Traded Funds.

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly based portfolio of stocks, including risks that the general level of stock prices may decline and thereby adversely affect the value of each unit of the Traded Fund. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser will consider the expenses associated with an investment in determining whether to invest in a Traded Fund.

Special Corporate Situation Investments

The Fund may invest a portion of its total assets in securities of companies that may be involved in special corporate situations, the occurrence of which would favorably affect the values of the companies’ equity securities. Such situations could include, among other developments, a change in management or management policies; the acquisition of a significant equity position in the company by an investor or investor group; a merger, a reorganization, or the sale of a division; the spinoff of a subsidiary, division, or other substantial assets; or a third-party or issuer tender offer. The primary risk of this type of investing is that if the contemplated event does not occur or if a proposed transaction is abandoned, revised, or delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price the Fund paid.

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In general, securities that are the subject of a special corporate situation sell at a premium to their market prices immediately following the announcement of the situation. However, the increased market price of these securities may nonetheless represent a discount from what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. These investments may be advantageous when the following occur: (1) the discount significantly overstates the risk of the contingencies involved; (2) the discount significantly undervalues the securities, assets, or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transactions; or (3) the discount fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Adviser, which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror, as well as the dynamics of the business climate when the offer or proposal is in progress.

The Fund’s special corporate situation investments may tend to increase its portfolio turnover ratio and thereby increase brokerage commissions and other transaction expenses. However, the Adviser attempts to select investments of the type described that, in its view, also have a reasonable prospect of significant capital appreciation over the long term.

Types of Fixed-Income Securities

The Fund may invest in bonds and other types of debt obligations of U.S. issuers. Fixed-income securities purchased by the Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”) and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. A description of the ratings that the Adviser deems most relevant to the Fund is set forth in Appendix A to this SAI. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of the Fund. Subsequent to the purchase of a fixed-income security by the Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by the Fund would not require the Fund to sell the security.

Zero-Coupon Securities

Fixed-income securities purchased by the Fund may include zero-coupon securities. These securities do not pay any interest until maturity, and for this reason, zero-coupon securities of longer maturities may trade at a deep discount from their face or par values and may be subject to greater fluctuations in market value than would ordinary debt obligations of comparable maturity. Current federal tax law requires the holder of a zero-coupon security to accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment that year.

Variable- and Floating-Rate Securities

Fixed-income securities purchased by the Fund may also include variable- and floating-rate securities. The interest rates payable on these securities are adjusted either at predesignated periodic intervals or whenever there is a change in an established market rate of interest. Other features may include a right whereby the Fund may demand prepayment of the principal amount before the stated maturity (a “demand feature”) and the right of an issuer to prepay the principal amount before maturity. One benefit of variable- and floating-rate securities is that because of interest rate adjustments on the obligation, changes in market value that would normally result from fluctuations in prevailing interest rates are reduced. One benefit of a demand feature is enhanced liquidity.

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Non-Investment-Grade Debt Securities

As discussed in the Prospectus, the Fund may invest in both investment-grade and non-investment-grade debt securities (including high-yield bonds). Non-investment-grade debt securities (typically called “junk bonds”) are securities considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Companies that issue these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities, because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as is the secondary market for higher-grade securities. The lack of a liquid secondary market may have an adverse impact on market price and yield, as well as on the Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio and calculating its NAV. Adverse publicity and investor perceptions may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation, because of a lack of reliable, objective data.

These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any person concerning the acquisition of such securities, and the Adviser will review the credit and other characteristics pertinent to such new issues.

Securities of Other Investment Companies

The Fund may invest in securities of other investment companies, including ETF shares and shares of money market funds. The Fund’s investment in these securities (other than shares of money market funds and of certain ETFs) may be subject to certain limitations imposed by the 1940 Act — generally, a prohibition on acquiring more than 3 percent of the outstanding voting stock of another investment company. Investment companies such as ETFs and money market funds pay investment advisory and other fees and incur various expenses in connection with their operations. When the Fund invests in another investment company, shareholders of the Fund will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Fund.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, and mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent on management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity-level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code that could affect their tax status.

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 REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, and as a result, the value of such investments will fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for the Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

Master Limited Partnerships

Master limited partnerships (“MLPs”) are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for U.S. federal tax purposes. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax. Instead, an MLP’s income, gain, loss, deductions, and other tax items pass through to common unitholders. If tax were to be required to be paid by the MLP at the entity level, the value of the MLP interests held by the Fund would be expected to decrease.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“MQD”). Common and general partner interests also accrue arrearages in distributions to the extent that the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD. However, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner that causes distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier at which it receives 50% of every incremental dollar paid to common and subordinated unitholders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures, and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

Illiquid Securities

The Fund may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund carries the securities. These securities include restricted securities and repurchase agreements maturing in more than seven days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid securities involve the risk that the securities will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Fund is carrying the securities. If, as a result of changes in the values of securities held by the Fund, the value of holdings by the Fund of illiquid securities exceeds 15% of the value of the Fund’s net assets, the Adviser will take appropriate actions to reduce the Fund’s holdings of illiquid securities to 15% of the value of the Fund’s net assets as soon as reasonably practicable, in a manner consistent with prudent management and the interests of the Fund.

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Temporary Investments

During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of their assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing their stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase Agreements involve certain risks not associated with direct investments in debt securities.

Non-Diversification Risk

Non-diversification risk is the risk that the Fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Index and, consequently, the Fund’s investment portfolio.

The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the Fund’s ability to track the Index and may make it less likely that the Fund will meet its investment objectives.

Portfolio Turnover

Although the Fund generally does not engage in short-term trading, portfolio securities may be sold without regard to the time they have been held when investment considerations warrant such action. It is expected that the Fund’s portfolio turnover rate will not exceed 100%. A higher portfolio turnover rate would result in higher brokerage costs to the Fund and could also result in the realization of larger amounts of capital gains, including short-term capital gains. Capital gains are generally taxable when distributed to shareholders, and distributions of short-term capital gains are generally taxable at ordinary income tax rates.

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Repurchase Agreements

The Fund may enter into repurchase agreements involving the types of securities eligible for purchase by the Fund. However, there is no limitation on the maturity of the securities underlying the repurchase agreements. The Fund may use repurchase agreements in lieu of purchasing money market instruments.

Repurchase agreements, which may be viewed as a type of secured lending by the Fund, typically involves the acquisition by the Fund of U.S. Government Securities or other securities from a selling financial institution such as a bank, savings and loan association, or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will receive interest from the institution until the time the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

Repurchase agreements involve certain risks not associated with direct investments in debt securities. If the seller under a repurchase agreement becomes insolvent, the Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of such securities may decline before the Fund is able to dispose of them. If the Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

The Fund has adopted procedures designed to minimize the risks of loss from repurchase agreement transactions. These procedures include a requirement that the Adviser effect repurchase transactions only with large, well-capitalized U.S. financial institutions that the Adviser approves as creditworthy based on periodic review under guidelines established and monitored by the Board. In addition, the value of the collateral underlying the repurchase agreement, which the Company’s custodian will hold on behalf of the Fund, will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Lending Portfolio Securities

The Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 1/3% of the value of the Fund’s total assets. These loans will be secured by collateral (consisting of cash, U.S. Government Securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Fund may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. The Fund will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while earning interest on the cash amounts deposited as collateral, which will be invested in short-term investments.

A loan may be terminated by the borrower on one business day’s notice, or by the Company on two business days’ notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Company may use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost exceeding the collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and the Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Fund’s transaction costs. However, loans of securities will be made only to companies the Board deems to be creditworthy (such creditworthiness will be monitored on an ongoing basis) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities. Any gain or loss in the market price during the loan period would inure to the Fund.

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When voting or consent rights that accompany loaned securities pass to the borrower, the Company will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. The Fund will pay reasonable finder’s, administrative, and custodial fees in connection with loans of securities. The Fund may lend foreign securities consistent with the foregoing requirements.

Cyber Security Risk

The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. While the Fund and its service providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

Investment Restrictions

The Company has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will concentrate to approximately the same extent that the Index concentrates in the securities of such particular industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

3.	Make loans, except to the extent permitted under the 1940 Act.

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.

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5.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

6.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following non-fundamental restrictions, which may be changed without a shareholder vote.

1.	The Fund will not hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

2.	The Fund invests, under normal circumstances, at least 80% of its total assets (exclusive of collateral held from securities lending), in the component securities of its Index.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously. If the percentage of the Fund’s net assets invested in illiquid securities exceeds 15% due to market activity or changes in the Fund’s portfolio, the Fund will take appropriate measures to reduce its holdings of illiquid securities as soon as reasonably practicable, in a manner consistent with prudent management and the interests of the Fund.

Exchange Listing and Trading

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of the Fund’s shares. The Exchange may, but is not required to, remove the Fund’s shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Fund for 30 or more consecutive trading days; (ii) the value of the Fund’s index no longer is calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Fund’s shares from listing and trading upon termination of the Fund.

The Company reserves the right to adjust the price levels of its shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse s tock splits, which would have no effect on the net assets of the Fund.

To provide additional information regarding the indicative value of shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund as calculated by an information provider or market data vendor. The Company is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

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Management of the Company

The business and affairs of the Company are managed under the oversight of the Company’s Board of Directors, subject to the laws of the State of Maryland and the Company’s Charter. The Directors are responsible for deciding matters of overall policy and overseeing the actions of the Company’s service providers. The officers of the Company conduct and supervise the Company’s daily business operations.

Directors who are not deemed to be “interested persons” of the Company (as defined in the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” The Board is currently composed of six Independent Directors and one Interested Director. The Board has selected Arnold M. Reichman, an Independent Director, to act as Chairman. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Directors and the Company’s officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Company’s independent registered public accounting firms and legal counsel, to assist the Directors in performing their oversight responsibilities.

The Board has established nine standing committees — Audit, Contract, Executive, Investment Risk, Nominating and Governance, Product Development, Regulatory Oversight, Strategic Oversight, and Valuation Committees. The Board may establish other committees, or nominate one or more Directors to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “Standing Board Committees,” below.

The Board has determined that the Company’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Directors and Executive Officers

The Directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are set forth below.

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Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
INDEPENDENT DIRECTORS
Julian A. Brodsky 615 East Michigan Street Milwaukee WI 53202 Age: 84	Director	1988 to present	From 1969 to 2011, Director and Vice Chairman, Comcast Corporation (cable television and communications).	30	AMDOCS Limited (service provider to telecommunications companies).
J. Richard Carnall 615 East Michigan Street Milwaukee WI 53202 Age: 79	Director	2002 to present	Since 1984, Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.); since 2004, Director of Cornerstone Bank.	30	None
Gregory P. Chandler 615 East Michigan Street Milwaukee WI 53202 Age: 51	Director	2012 to present	Since 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from 2003-2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment banking/brokerage.	30	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).

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Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
Nicholas A. Giordano 615 East Michigan Street Milwaukee WI 53202 Age: 74	Director	2006 to present	Since 1997, Consultant, financial services organizations.	30	Kalmar Pooled Investment Trust (registered investment company) (until September 2017); Wilmington Funds (12 portfolios) (registered investment company); Independence Blue Cross (healthcare insurance).
Sam Lambroza 615 East Michigan Street Milwaukee WI 53202 Age: 63	Director	2016 to present	Since 2010, Managing Director, Chief Investment Officer and Board Member, Tinsel Group of Companies (asset management).	30	None

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Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
Arnold M. Reichman 615 East Michigan Street Milwaukee WI 53202 Age: 69	Chairman Director	2005 to present 1991 to present	Since 2006, Co-Founder and Chief Executive Officer, Lifebooker, LLC (online beauty and health appointment booking service).	30	Independent Trustee of EIP Investment Trust (registered investment company).
Robert A. Straniere 615 East Michigan Street Milwaukee WI 53202 Age: 76	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; since 1980, Founding Partner, Straniere Law Group (law firm).	30	Reich and Tang Group (asset management).
INTERESTED DIRECTOR[2]
Robert Sablowsky 615 East Michigan Street Milwaukee WI 53202 Age: 79	Vice Chairman Director	2016 to present 1991 to present	Since 2002, Senior Director – Investments and, prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	30	None
OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 55	President Chief Compliance Officer	2009 to present 2004 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company).	N/A	N/A

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Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
James G. Shaw 615 East Michigan Street Milwaukee WI 53202 Age: 57	Treasurer and Secretary	2016 to present

Since 2016, Treasurer and Secretary of The RBB Fund, Inc.; from 2005 to 2016, Assistant Treasurer of The RBB Fund, Inc.; from 1995 to 2016, Senior Director and Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company).

				N/A	N/A
Robert Amweg Vigilant Compliance, LLC Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 64	Assistant Treasurer	Since 2016	Since 2013, Compliance Director, Vigilant Compliance, LLC (investment management services company); since 2012, Consultant to the financial services industry; from 2007 to 2012, Chief Financial Officer and Chief Accounting Officer, Turner Investments, LP (registered investment company).	N/A	N/A
Jesse Schmitting 615 East Michigan Street Milwaukee WI 53202 Age: 35	Assistant Treasurer	Since 2016	Since 2008, Assistant Vice President, U.S. Bancorp Fund Services, LLC (fund administrative services firm).	N/A	N/A

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Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
Edward Paz 615 East Michigan Street Milwaukee WI 53202 Age: 46	Assistant Secretary	Since 2016	Since 2007, Vice President and Counsel, U.S. Bancorp Fund Services, LLC (fund administrative services firm).	N/A	N/A
Michael P. Malloy One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: 58	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm).	N/A	N/A
Jillian L. Bosmann One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: 38	Assistant Secretary	2017 to present	Partner, Drinker Biddle & Reath LLP (law firm) (2017-Present); Drinker Biddle & Reath LLP (2006-Present).	N/A	N/A

*	Each Director oversees thirty portfolios of the Company.
1.	Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved waivers of the policy with respect to Messrs. Brodsky, Carnall, Sablowsky and Straniere. Each officer holds office at the pleasure of the Board until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.
2.	Mr. Sablowsky is considered an “interested person” of the Company as that term is defined in the 1940 Act and is referred to as an “Interested Director.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as an employee of Oppenheimer & Co., Inc., a registered broker-dealer.

Director Experience, Qualifications, Attributes and/or Skills

The information above includes each Director’s principal occupations during the last five years. Each Director possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director of the Company. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Straniere has been a practicing attorney for over 30 years and also serves on the boards of an asset management company and another registered investment company. Mr. Brodsky has over 40 years of senior executive level management experience in the cable television and communications industry. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Carnall has decades of senior executive-level management experience in the banking and financial services industry and also serves on the boards of various corporations and a bank. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Mr. Lambroza has decades of experience and executive level leadership in the energy trading industry in addition to his experience in academia.

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Standing Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of three Independent Directors. The current members of the Audit Committee are Messrs. Brodsky, Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened two times during the fiscal year ended August 31, 2017.

Contract Committee. The Board has a Contract Committee comprised of the Interested Director and three Independent Directors. The current members of the Contract Committee are Messrs. Brodsky, Chandler, Sablowsky and Straniere. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of the Company. The Contract Committee convened four times during the fiscal year ended August 31, 2017.

Executive Committee. The Board has an Executive Committee comprised of the Interested Director and three Independent Directors. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Company when the Board is not in session. The Executive Committee did not meet during the fiscal year ended August 31, 2017.

Investment Risk Committee. The Board has an Investment Risk Committee comprised of the Interested Director and two Independent Directors. The current members of the Investment Risk Committee are Messrs. Lambroza, Reichman and Sablowsky. The Investment Risk Committee ensures that the Company’s investment advisers have adopted investment risk management policies and procedures. The Investment Risk Committee convened two times during the fiscal year ended August 31, 2017.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised of three Independent Directors. The current members of the Nominating and Governance Committee are Messrs. Carnall, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Directors of the Company. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Company’s Secretary. The Nominating and Governance Committee convened two times during the fiscal year ended August 31, 2017.

Product Development Committee. The Board has a Product Development Committee comprised of the Interested Director and one Independent Director. The current members of the Product Development Committee are Messrs. Reichman and Sablowsky. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Company. The Product Development Committee convened six times during the fiscal year ended August 31, 2017.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of the Interested Director and four Independent Directors. The current members of the Regulatory Oversight Committee are Messrs. Carnall, Lambroza, Reichman, Sablowsky and Straniere. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Company. The Regulatory Oversight Committee convened four times during the fiscal year ended August 31, 2017.

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Strategic Oversight Committee. The Board has a Strategic Oversight Committee comprised of the Interested Director and three Independent Directors. The current members of the Strategic Oversight Committee are Messrs. Carnall, Chandler, Reichman and Sablowsky. The Strategic Oversight Committee assists the Board in its oversight and review of the Company’s strategic plan and operations. The Strategic Oversight Committee convened one time during the fiscal year ended August 31, 2017.

Valuation Committee. The Board has a Valuation Committee comprised of the Interested Director, one Independent Director and three officers of the Company. The members of the Valuation Committee are Messrs. Amweg, Faia, Lambroza, Sablowsky and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee convened four times during the fiscal year ended August 31, 2017.

Risk Oversight

The Board performs its risk oversight function for the Company through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Company’s investment advisers and other service providers, Company officers and the Company’s Chief Compliance Officer. The Company is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Company is the responsibility of the Company’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Company’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Company’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Company’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Company’s Chief Compliance Officer to discuss compliance reports, findings and issues. The Board also relies on the Company’s investment advisers and other service providers, with respect to the day-to-day activities of the Company, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Company’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Company’s independent registered public accounting firms to ensure that the Company’s respective audit scopes include risk-based considerations as to the Company’s financial position and operations. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Company’s investments or activities.

Director Ownership of Shares of the Company

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Fund and in all of the portfolios of the Company (which for each Director comprise all registered investment companies within the Company’s family of investment companies overseen by him), as of December 31, 2017.

Name of Director	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS
Julian A. Brodsky	None	Over $100,000
J. Richard Carnall	None	$10,001-$50,000
Gregory P. Chandler	None	$1-$10,000
Nicholas A. Giordano	None	$10,001-$50,000
Sam Lambroza	None	Over $100,000
Arnold M. Reichman	None	Over $100,000
Robert A. Straniere	None	$1-$10,000
INTERESTED DIRECTOR
Robert Sablowsky	None	Over $100,000

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*	The Fund had not commenced operations prior to the date of this SAI.

As of December 31, 2016, the Independent Directors and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Adviser or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the Adviser or distributor.

Directors’ and Officers’ Compensation

Effective January 1, 2018, the Company pays each Director a retainer at the rate of $100,000 annually, $10,000 for each regular meeting of the Board, $3,500 for each committee meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee each receive an additional fee of $15,000 for his services. The Chairman of the Contract Committee receives an additional fee of $10,000 per year for his services, and the Chairman of the Nominating and Governance Committee and Chairman of the Investment Risk Committee each receive an additional fee of $7,500 per year for his services. The Vice Chairman of the Board receives an additional fee of $25,000 per year for his services in this capacity and the Chairman of the Board receives an additional fee of $50,000 per year for his services in this capacity.

From January 1, 2017, to December 31, 2017, the Company paid each Director a retainer at the rate of $100,000 annually, $5,000 for each regular meeting of the Board, $2,500 for each committee meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee each received an additional fee of $15,000 for his services. The Chairman of the Contract Committee received an additional fee of $10,000 for his services and the Chairman of the Nominating and Governance Committee received an additional fee of $7,500 for his services. Effective June 1, 2017, the Chairman of the Investment Risk Committee received an additional fee of $7,500 for his services. The Vice Chairman of the Board received an additional fee of $25,000 for his services in this capacity and the Chairman of the Board received an additional fee of $50,000 for his services in this capacity.

From January 1, 2016 until December 31, 2016, the Company paid each Director a retainer at the rate of $85,000 annually, $3,500 for each regular meeting of the Board, and $2,000 for each committee meeting or special meeting of the Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee each receive an additional fee of $10,000 for his services. The Chairman of the Nominating and Governance Committee and Chairman of the Contract Committee each receives an additional fee of $6,000 per year for his services. The Chairman of the Board receives an additional fee of $25,000 per year for his services in this capacity.

Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board or any committee thereof. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company, and such compensation is determined by the Board. For the fiscal year ended August 31, 2017, Vigilant Compliance, LLC received $600,000 in aggregate from all series of the Company for services provided. An employee of the Company serves as a Treasurer and Secretary and is compensated for services provided. For the fiscal year ended August 31, 2017, each of the following members of the Board of Directors and the Treasurer and Secretary received compensation from the Company in the following amounts:

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Name of Director/Officer	Aggregate Compensation from the Fund*	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Directors or Officers
Independent Directors:
Julian A. Brodsky, Director	None	N/A	N/A	$130,250
J. Richard Carnall, Director	None	N/A	N/A	$128,250
Gregory P. Chandler, Director	None	N/A	N/A	$151,000
Nicholas A. Giordano, Director	None	N/A	N/A	$132,875
Sam Lambroza, Director	None	N/A	N/A	$133,375
Arnold M. Reichman, Director and Chairman	None	N/A	N/A	$175,500
Robert A. Straniere, Director	None	N/A	N/A	$130,750
Interested Director:
Robert Sablowsky, Director	None	N/A	N/A	$173,750
Officer:
James G. Shaw, Treasurer and Secretary	None	N/A	N/A	$240,000

*	The Fund had not commenced operations prior to the date of this SAI.

Each compensated Director is entitled to participate in the Company’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Director may elect to defer all or a portion of his compensation and have the deferred compensation treated as if it had been invested by the Company in shares of one or more of the portfolios of the Company. The amount paid to the Directors under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2017, the Independent Directors and their respective family members (spouse or dependent children) did not own beneficially or of record any securities of the Company’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

Code of Ethics

The Company and the Adviser have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. Each Code of Ethics permits such individuals to purchase and sell securities, including securities that are purchased, sold, or held by the Fund, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Fund’s investment activities.

Principal Holders

As of the date of this SAI, no shares of the Fund were outstanding.

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Investment Advisory Agreement

The Adviser is a Delaware limited liability company with offices at 2000 Duke Street, Suite 275, Alexandria, VA 22314. The Adviser is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, LLC, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders.

The Adviser provides investment advisory services to the Fund pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”) dated January 22, 2018, between the Company and the Adviser. After the initial two year-term, the Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

The Adviser manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board. The Adviser is responsible for all investment decisions for the Fund and for placing orders for the purchase and sale of investments for the Fund’s portfolio. The Adviser also provides such additional administrative services as the Company may require beyond those furnished by the Administrator and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operations of the Company. In addition, the Adviser pays the salaries of officers of the Company who are employees of the Adviser and any fees and expenses of Directors of the Company who are also officers, directors, or employees of the Adviser or who are officers or employees of any company affiliated with the Adviser and bears the cost of telephone service, heat, light, power, and other utilities associated with the services it provides.

Pursuant to the terms of the Advisory Agreement, in consideration of the services provided by the Adviser, the Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, fees and expenses of the Independent Directors and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

Portfolio Managers

Bryan C. Hinmon, CFA, and Anthony L. Arsta serve as the Fund’s portfolio managers and are primarily responsible for all investment-related services provided to the Fund by the Adviser. The following table provides information regarding accounts managed by the portfolio managers as of August 31, 2017.

Portfolio Manager; Other Accounts	Total Accounts*		Accounts With Performance-Based Fees
	Number	Assets (in Millions)	Number	Assets (in Millions)
Bryan C. Hinmon
Registered Investment Companies	3	$663	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Anthony L. Arsta
Registered Investment Companies	3	$663	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

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Portfolio Manager Compensation

Each portfolio manager’s base salary is determined by the Adviser based on his level of responsibility at the Adviser. In determining the amount of the base salary, the Adviser considered compensation levels in the mutual fund industry and in the geographic area of the Adviser, as well as compensation levels generally at the Adviser and its affiliates.

Material Conflicts of Interest

Real, potential, or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund. The portfolio managers may manage or provide investment advisory services for other accounts with investment strategies similar to the Fund, including other pooled investment vehicles and separately managed accounts, and some of the Adviser’s personnel, including the members of its investment committee, provide advisory services on behalf of the Adviser’s affiliate, Motley Fool Wealth Management (“MFWM”), particularly for MFWM’s separately managed accounts. Fees earned by the Adviser may vary among these accounts, and the portfolio managers may personally invest in these accounts. Performance-based fees earned by the Adviser from managing other accounts could potentially exceed the fees earned by the Adviser from managing the Fund. These factors could create conflicts of interest because portfolio managers have potential incentives to favor certain accounts over others (including the Fund), with the result that other accounts could outperform the Fund.

A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account but the Fund is unable to take full advantage of that opportunity because of the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions or make recommendations for another account that may adversely affect the value of securities held by the Fund. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed or advised by the portfolio managers are generally managed in a similar fashion and that the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

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The Adviser and the portfolio managers may carry on investment activities for their own accounts and for those of their families and other clients, including those of MFWM, in which the Fund has no interest and thus may have certain additional conflicts of interest. In addition, the Adviser or MFWM may act as the investment adviser to accounts pursuing a range of traditional and alternative investment strategies. As a consequence of managing multiple investment products with varying investment programs, securities may be purchased or sold for some accounts but not others, and securities that are being sold for some accounts may be purchased for others. Factors that could lead to differences in trading decisions for various investment strategies include, among others, in the case of conflicting positions: differing portfolio manager analyses, different investment horizons, implementation of a particular hedging strategy, and differing desired market exposures. When making allocations, portfolio managers may also consider a number of factors, such as cash flow situations, tax considerations, different investment horizons, and different investment strategies. All portfolio managers are aware that trades may not be made in one client account for the purpose of benefiting another client account. Investment decisions must be made only on the basis of the investment considerations relevant to the particular account for which a trade is being made.

The Adviser has adopted a Code of Ethics and Best Execution Guidelines, among other policies and procedures, that seek to ensure that clients’ accounts are not harmed by potential conflicts of interests. The Adviser also has procedures that seek to ensure that fair and appropriate allocation of investments purchased and sold is made among all clients, and MFWM and the Adviser have adopted procedures reasonably designed to ensure that neither MFWM nor the Adviser (or their respective clients) will benefit from an informational or trading advantage over the other.

The Index tracked by the Fund was established by The Motley Fool in 2017 and it is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters. The Motley Fool provides a very broad range of information and commentary via its many services. Consequently, as a result of the diverse opinions of The Motley Fool staff, some of its services may, from time to time, take actions or issue recommendations with regard to specific securities that are different from those recommendations resulting in the inclusion of certain securities in the Index. These opinions and recommendations may be consistent with the recommendations upon which the Index is ultimately based, or even adversely affect the prices of securities included in the 100 Index. In addition, with respect to securities that the Adviser may purchase on behalf of the Fund that are not included in the Index, The Motley Fool and other publishing affiliates of the Adviser (collectively, “Publishing Affiliates”) may publish opinions, and recommendations regarding the purchase and sale of securities, potentially including particular securities, industries, or market sectors in which the Fund has invested or that the Adviser is considering for purchase or sale by the Fund. These opinions and recommendations may be consistent with, or opposed to, the views of the Adviser, and they may adversely affect the prices of securities held by the Fund or the prices at which the Fund can purchase or sell particular securities. The Fund, the Adviser, and the Publishing Affiliates have adopted procedures designed to prevent the Publishing Affiliates’ personnel from obtaining or using nonpublic information about the Fund’s holdings or the Adviser’s strategy or actual or potential portfolio transactions and to prevent personnel of the Adviser from using information from the Publishing Affiliates and their publications before publication. These procedures include physical segregation of offices with controls on access, restrictions on electronic access to information, policies to maintain the confidentiality of information, and related training with respect to these policies. In addition, the procedures require monitoring by the chief compliance officer of the Adviser and the general counsel of the Publishing Affiliates through the review of transactions and publications, with the goal of identifying possible use of information by the Adviser or the Publishing Affiliates or their respective personnel in violation of applicable policies. Certain conflicts may nonetheless be deemed to exist to the extent that the Fund might benefit if a Publishing Affiliate recommends the purchase of a security held by the Fund or recommends the sale of a security being considered by the Fund for purchase, and to the extent that the price of a security on which a Publishing Affiliate has expressed an opinion could be affected by the Adviser’s purchase or sale of that security for the Fund. In this regard, members of the Investment Committee may consider analysis published by the Publishing Affiliates in making investment decisions for the Fund and other clients; however, they do not base their decisions solely on such analysis, and, as a matter of policy, decisions to purchase and sell securities for the Fund are made based on the Adviser’s best judgment, consistent with the best interests of the Fund.

As of the date of this SAI, no shares of the Fund were outstanding.

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Underwriter

The Company has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter and distributes shares.  Shares are continuously offered for sale by the Distributor only in Creation Units.  Each Creation Unit is made up of at least 25,000 shares.  The Distributor will not distribute Shares in amounts less than a Creation Unit.

Under the Distribution Agreement, the Distributor, as agent for the Company, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Company until accepted by the Company.  The Distributor will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares.  Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Directors.  The Distribution Agreement is terminable without penalty by the Company, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board of Directors, including a majority of the Directors who are not “interested persons” (as defined under the 1940 Act) of the Company, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

Purchase and Redemption of Creation Units

Purchase and Issuance of Creation Units

The Company issues and sells shares of the Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below).  The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time.  The Fund will not issue fractional Creation Units.  A Business Day is any day on which the Exchange is open for business.

FUND DEPOSIT.  The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund’s Underlying Index and the Cash Component (defined below), computed as described below.  Notwithstanding the foregoing, the Company reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security.  When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.  These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund.  The “Cash Component” is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component.  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable.  Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).

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The Fund, through NSCC, make available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.  Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s Underlying Index.

The Company reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).  The Company also reserves the right to include or remove Deposit Securities from the basket in anticipation of Underlying Index rebalancing changes.  The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Fund’s Underlying Index or resulting from certain corporate actions.

CASH PURCHASE METHOD.  The Company may at its discretion permit full or partial cash purchases of Creation Units of the Fund in instances permitted by the exemptive relief the Adviser is relying on in offering the Fund.  When full or partial cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof.  In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a Creation Transaction Fee and Non-Standard Charges, as may be applicable.

PROCEDURES FOR PURCHASE OF CREATION UNITS.  To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”).  In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by U.S. Bancorp Fund Services, LLC (“Transfer Agent”) and the Company, with respect to purchases and redemptions of Creation Units.  Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Company an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes.  The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Company in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

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All orders to purchase shares directly from the Fund must be placed for one or more Creation Units in the manner set forth in the Participant Agreement (the “Cut-Off Time”).  The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required).  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day.  In addition, if a market or markets on which the Fund’s investments are primarily traded is closed on any day, the Fund will also generally not accept orders on such day.  Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook.  With respect to the Fund, the Distributor will notify the Custodian of such order.  The Custodian will then provide such information to the appropriate local sub-custodian(s).  Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time on the Business Day on which the order is placed.  Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Company or its agents.  With respect to foreign Deposit Securities, the Custodian will cause the subcustodian of such Fund to maintain an account into which the Authorized Participant will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Company.  Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.  The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date.  The “Settlement Date” for the Fund is generally the third Business Day after the Order Placement Date.  All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Company, whose determination will be final and binding.  The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date.  If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern time, with the Custodian on the Settlement Date.  If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant will be liable to the Fund for losses, if any, resulting therefrom.  A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.

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ISSUANCE OF A CREATION UNIT.  Except as provided herein, Creation Units will not be issued until the transfer of good title to the Company of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed.  When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Compny will issue and cause the delivery of the Creation Units.  The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.  However, the Fund reserves the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S.  markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.  The Authorized Participant will be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Company of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account.  An additional amount of cash will be required to be deposited with the Company, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Company in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities.  The Participant Agreement will permit the Company to buy the missing Deposit Securities at any time.  Authorized Participants will be liable to the Company for the costs incurred by the Company in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Company will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Company and deposited into the Company.  In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Fund, and Non-Standard Charges may also apply.  The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS.  The Company reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Company or the Adviser, have an adverse effect on the Company or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Company, be unlawful; or (h) circumstances outside the control of the Company, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Company, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person.  The Company, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will either of them incur any liability for the failure to give any such notification.  The Company, the Transfer Agent, the Custodian and the Distributor will not be liable for the rejection of any purchase order for Creation Units.

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All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Company, and the Company’s determination will be final and binding.

CREATION TRANSACTION FEE.  A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction.  The Fund may adjust the creation transaction fee from time to time based upon actual experience.  In addition, the Fund may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non-standard orders, or partial cash purchases for the Fund.  The Fund may adjust the Non-Standard Charge from time to time based upon actual experience.  Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges.  Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company.  The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Company in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.  The standard Creation Transaction Fee for the Fund is $500.

RISKS OF PURCHASING CREATION UNITS.  There are certain legal risks unique to investors purchasing Creation Units directly from the Fund.  Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time.  Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act.  For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities Act.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day.  EXCEPT UPON LIQUIDATION OF THE FUND, THE COMPANY WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS.  Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Company.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”).  Fund Securities received on redemption may not be identical to Deposit Securities.

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Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Company.  With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges.  If that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.  Notwithstanding the foregoing, at the Company’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

CASH REDEMPTION METHOD.  Although the Company does not ordinarily permit full or partial cash redemptions of Creation Units of the Fund, when full or partial cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof.  In the case of full or partial cash redemptions, the Authorized Participant will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.

REDEMPTION TRANSACTION FEES.  A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction.  The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request.  The Fund may adjust the redemption transaction fee from time to time based upon actual experience.  In addition, the Fund may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund.  Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non- Standard Charges.  Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Company.  The Non-Standard Charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs.  The standard Redemption Transaction Fee for the Fund is $500.

PROCEDURES FOR REDEMPTION OF CREATION UNITS.  Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement.  A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Company’s Transfer Agent the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Company is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement.  If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Company, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement.  Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant which has executed an Authorized Participant Agreement.  Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant.  Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Company’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

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In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.  Deliveries of redemption proceeds generally will be made within three business days of the trade date.

ADDITIONAL REDEMPTION PROCEDURES.  In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.  Deliveries of redemption proceeds generally will be made within three Business Days of the trade date.  However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S.  markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form.  If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Company may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Company may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Company’s brokerage and other transaction costs associated with the disposition of Fund Securities).  The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Company could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.  Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A.  An Authorized Participant may be required by the Company to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their Shares of the Fund, or to purchase or sell Shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affecting by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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Portfolio Holdings Information

The Company has adopted, on behalf of the Fund, a written policy relating to disclosure of its portfolio holdings governing the circumstances under which disclosure may be made to shareholders and third parties of information regarding the portfolio investments the Fund holds. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (in the Annual Report and Semi-annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, the Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through the Fund’s website and may be made available through financial reporting and news services or any other medium, including publicly available internet web sites.  In addition, the composition of the Deposit Securities and the Redemption Securities is disseminated daily prior to the opening of the Exchange via the NSCC.

Information regarding the Fund’s portfolio securities, and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such disclosure has been approved by the Chief Compliance Officer of the Company (the “CCO”). In connection with any such arrangement, the recipient of the information must agree to maintain the confidentiality of the information and to use the information only to facilitate its rating or ranking of the Fund. The Fund’s policy does not prohibit (1) disclosure of information to the Fund’s investment adviser or to other service providers to the Company (including its administrator, distributor, custodian, legal counsel, and auditors) or to brokers and dealers through which portfolio securities are purchased and sold (but only with respect to information relating to the particular securities being purchased or sold), or (2) disclosure that is made on the same basis to all shareholders of the Fund regarding holdings of, or transactions in, portfolio securities. The CCO is authorized to approve other arrangements under which information relating to portfolio securities held by, or purchased or sold by, the Fund is disclosed to shareholders or third parties, subject to a requirement that the CCO concludes (based upon various factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Company and the Fund and is unlikely to affect adversely the Company or the Fund. Any such arrangements approved by the CCO are required to be reported to the Board. The Company believes that the standards applicable to approval of these arrangements should help assure that any disclosure of information is in the best interests of the Fund and its shareholders and that disclosure is not made under circumstances in which the Adviser or an affiliated person of the Company stands to benefit to the detriment of the Fund.

The Company’s CCO is responsible for monitoring the use and disclosure of information relating to the Fund’s portfolio securities and is also responsible to report to the Board at least annually regarding the effectiveness of the Company’s compliance program, including its policy governing the disclosure of portfolio holdings and any material violations of that policy. Under the Company’s policy, the Adviser, the Company, and their respective affiliated persons are prohibited from receiving any direct or indirect compensation in consideration of information relating to the Fund’s portfolio securities held, purchased, or sold by the Fund.

Consistent with the Company’s policy, information relating to the Fund’s portfolio securities is provided to certain persons as described in the following table. Such persons are subject to an obligation not to trade on such information. There are no other arrangements in effect involving the disclosure of information regarding the Fund’s portfolio holdings. There can be no assurance that the portfolio holdings policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Determination of Net Asset Value

The following information supplements and should be read in conjunction with the sections in the Fund’s Prospectus titled “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES.”

NAV is determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each day the NYSE is open, except that no computation need be made on a day on which no orders to purchase or redeem shares have been received. The NYSE currently observes the following holidays: New Year’s Day, Martin Luther King Jr. Day (third Monday in January), Presidents Day (third Monday in February), Good Friday (Friday before Easter), Memorial Day (last Monday in May), Independence Day, Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day.

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NAV per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its assets less its liabilities) by the total number of the Fund’s shares outstanding. In computing NAV, securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. A pricing service may be used to determine the fair value of securities held by the Fund. Any such service might value the investments based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data-processing techniques, a matrix system, or both to determine valuation. The Board will review and monitor the methods such services use to assure itself that securities are valued at their fair values.

The values of securities held by the Fund and other assets used in computing NAV are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Dividends, Distributions, and Taxes

The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus titled “DIVIDENDS, DISTRIBUTIONS, AND TAXES.” In addition, the following is only a summary of certain U.S. federal income tax considerations that generally affect the Fund and its shareholders. No attempt is made to present a comprehensive explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

It is the policy of the Company each fiscal year to distribute substantially all of the Fund’s net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any short-term capital gains, net of Fund expenses) and net capital gains (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses), if any, to its shareholders.

Dividend Reinvestment Service

The Fund will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Fund at NAV. Distributions reinvested in additional shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

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Taxes - General

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxes – Authorized Participants

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the Authorized Participant’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an Authorized Participant upon a creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the Authorized Participant for more than one year, and otherwise will be short-term capital gain or loss.

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The Company on behalf of the Fund has the right to reject an order for a purchase of Creation Units if the Authorized Participant (or a group of Authorized Participants) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to an Authorized Participant (or group of Authorized Participants) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund, the Authorized Participant (or group of Authorized Participants) may not recognize gain or loss upon the exchange of securities for Creation Units.

An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the Authorized Participant’s basis in the Creation Units. Any gain or loss realized by an Authorized Participant upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held by the Authorized Participant for more than one year, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

Due to the ability of the Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund, the Fund may be required to execute additional sale or exchange transactions which may increase the taxable income of the Fund and limit the tax efficiency of the Fund.

Loss Carryforwards

For federal income tax purposes, the Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent years.

State and Local Taxes

Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

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Taxation of Certain Investments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Portfolio Transactions and Brokerage

Subject to the general supervision of the Board, the Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The Adviser may serve as an investment adviser to other clients, including private investment companies, and the Adviser may in the future act as an investment adviser to other registered investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Fund and others whose assets are managed by the Adviser in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Fund and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Fund.

The policy of the Company regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Company’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Adviser believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Adviser from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies on its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

In seeking to implement the Company’s policies, the Adviser, through a brokerage or an outsourced trading desk, conducts trades on behalf of the Company and effects transactions with brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The Adviser may place portfolio transactions with a broker or dealer that furnishes research and other services to the Adviser and may pay higher commissions to brokers in recognition of research provided (or direct the payment of commissions to such brokers). Such services may include, but are not limited to, any one or more of the following: (1) information as to the availability of securities for purchase or sale, (2) statistical or factual information or opinions pertaining to investments, (3) wire services, (4) and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Company directly. While such services are useful and important in supplementing its own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

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Proxy Voting Procedures

Policies of the Fund’s Adviser

The Board of Directors has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Fund (“portfolio proxies”) to the Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by its general fiduciary duty to act prudently and in the interest of the Fund. The Adviser will consider factors affecting the value of the Fund’s investments and the rights of shareholders in its determination on voting portfolio securities.

The Adviser generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Fund. The Adviser has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with guidelines described in the Adviser’s Proxy Voting Policies and Procedures and to maintain records of such portfolio proxy voting. The Adviser’s Proxy Voting Committee is responsible for monitoring the third party proxy voting agent. A summary of the Adviser’s Proxy Voting Policies and Procedures is as follows:

•	Because the Fund is an index-based product, it is the general policy of the Adviser to vote proxies in accordance with the recommendation of a proxy voting agent.
•	The Adviser retains the power to vote contrary to the recommendation of a proxy voting agent at its discretion, so long as the reasons for doing so are well documented and subject to the Adviser’s controls regarding conflicts of interest.
•	In certain situations there may be a conflict of interest in the voting of proxies between the interests of the Fund and its shareholders and those of the Adviser or an affiliate of the Adviser. The Adviser’s Proxy Voting Committee will address any such conflicts on a case-by-case basis. Generally, if the proposal that gives rise to the conflict is specifically addressed in the proxy voting guidelines, the Adviser will vote the portfolio proxy in accordance with the guidelines. If such proposal is not specifically addressed in the guidelines, or if the guidelines provide discretion to the Adviser (i.e., on a case-by-case basis), the Proxy Voting Committee will determine how to vote the portfolio proxy in the best interests of the Fund.
•	All proxies will be voted in accordance with any applicable investment restrictions of the Fund and, to the extent applicable, any resolutions or other instructions approved by the Fund’s Board of Directors.
•	The Adviser may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting.

More Information

Each year, the Fund will make available the actual voting records relating to portfolio securities held by the Fund during the 12-month period ending June 30 on www.fool100etf.com without charge, upon request by calling 1-800-617-0004, or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Adviser’s proxy-voting policies and procedures is available by calling 1-800-617-0004 and will be sent within three business days of receipt of a request.

Payments To Financial Intermediaries

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

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The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Additional Information Concerning Company Shares

The Company has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Currently, approximately 85.023 billion shares have been classified into 177 classes, however, the Company only has approximately 44 active share classes that have begun investment operations. Under the Company’s charter, the Board of Directors has the power to classify and reclassify any unissued shares of common stock from time to time.

Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the Prospectus, shares of the Company will be fully paid and non-assessable.

The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company’s amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

Holders of shares of each class of the Company will vote in the aggregate on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the Directors.

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Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Company’s Articles of Incorporation and By-Laws, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

General Information

The following information supplements and should be read in conjunction with the section in the Prospectus titled “GENERAL INFORMATION.”

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of its service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, located at 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm of the Fund. The independent registered public accounting firm is responsible for conducting the annual audit of the Fund’s financial statements. The selection of the independent registered public accounting firm is approved annually by the Board.

Transfer Agent

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and dividend disbursing agent.

Custodian

U.S. Bank, N.A., 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Fund’s assets and is responsible for maintaining custody of the Fund’s cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

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Administrator

The Fund has retained U.S. Bancorp Fund Services, LLC (the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, to provide various administrative and accounting services necessary for the operations of the Fund. Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Fund’s general ledger, the preparation of the Fund’s financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports. The Fund pays the Administrator an annual fee based on the Fund’s average net assets, subject to certain conditions. The Custodian, the Distributor and the Administrator are affiliates.

No administration fee information is provided because the Fund had not commenced operations prior to the date of this SAI.

Legal Counsel

Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996, serves as counsel to the Company.

Registration Statement

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Company has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by SEC rules and regulations. A text-only version of the Registration Statement is available on the SEC’s website, www.sec.gov.

Financial Statements

As the Fund had not commenced operations prior to the date of this SAI, there are no annual financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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Appendix A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) – The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

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“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

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“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

44

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

45

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “B” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

46

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

47

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change. Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

48

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

49

THE RBB FUND, INC.

PEA 235

PART C: OTHER INFORMATION

Item 28.	EXHIBITS

(a)		Articles of Incorporation.
(1)

Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)

Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(3)

Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(4)

Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(6)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(7)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(8)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(9)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(10)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(11)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(12)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(13)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(14)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.
(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.
(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.
(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.
(19)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.
(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.
(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.
(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.
(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.
(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.
(27)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.
(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.
(30)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.
(32)

Articles of Amendment to Charter of the Registrant (Boston Partners Bond Fund – Institutional Class and Boston Partners Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(33)

Articles Supplementary of Registrant (Boston Partners All-Cap Value Fund – Institutional Class and Boston Partners Bond Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(34)

Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(35)

Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(36)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(37)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.
(39)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)

Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(41)

Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(42)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(43)

Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated  herein by reference to  Post-Effective Amendment No. 104 to the  Registrant’s  Registration  Statement (No. 33-20827) filed on July 18, 2006.

(44)

Articles of Amendment to Charter of the Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated  herein by reference to Post-Effective Amendment No. 108 to the  Registrant’s  Registration  Statement (No. 33-20827) filed on December 14, 2006.

(45)

Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(46)

Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(47)

Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(48)

Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(49)

Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(50)

Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

(51)

Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement (No. 33-20827) filed on July 17, 2007.

(52)

Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

(53)

Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement (No. 33-20827) filed on December 17, 2007.

(54)

Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(55)

Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on April 23, 2009.

(56)

Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(57)	Articles Supplementary of Registrant (S1 Fund) are incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2010.

(58)

Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund) are incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(59)

Articles of Amendment of Registrant (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(60)

Articles Supplementary of Registrant (Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(61)

Articles Supplementary of Registrant (Summit Global Investments U.S. Low Volatility Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(62)

Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

(63)

Articles Supplementary of Registrant (Robeco Boston Partners Global Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement (No. 33-20827) filed on March 29, 2013.

(64)

Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(65)

Articles Supplementary of Registrant (Matson Money U.S. Equity VI Portfolio, Matson Money International VI Equity Portfolio, Matson Money Fixed Income VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2013.

(66)

Articles Supplementary of Registrant (Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(67)

Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(68)

Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund and Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(69)

Articles Supplementary of Registrant (Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 171 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2014.

(70)

Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(71)

Articles Supplementary of Registrant (Boston Partners Investment Funds) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(72)

Articles Supplementary of Registrant (Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015

(73)

Articles Supplementary of Registrant (Campbell Core Carry Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(74)

Articles Supplementary of Registrant (Boston Partners Alpha Blue Dynamic Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(75)

Articles Supplementary of Registrant (Summit Global Investments U.S. Low Volatility Equity Fund – Class C) are incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

(76)

Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(77)

Articles Supplementary of Registrant (Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(78)

Articles Supplementary of Registrant (Fasanara Capital Absolute Return Multi-Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement (No. 33-20827) filed on April 29, 2016.

(79)

Articles of Amendment of Registrant (Campbell Dynamic Trend Fund f/k/a Campbell Core Trend Fund and Campbell Multi-Asset Carry Fund f/k/a Campbell Core Carry Fund) are incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(80)

Articles Supplementary of Registrant (Motley Fool Global Opportunities Fund (f/k/a Motley Fool Independence Fund), Motley Fool Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) are incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(81)	Articles of Amendment of Registrant (Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund) are incorporated herein by reference to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2017.

(82)

Articles Supplementary of Registrant (Orinda Income Opportunities Fund) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(83)

Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund — Class T) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(84)

Articles Supplementary of Registrant (Campbell Managed Futures 10V Fund) are incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(85)

Articles Supplementary of Registrant (Boston Partners Emerging Markets Fund) are incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

	(86)	Articles of Amendment of Registrant (Summit Global Investments Global Low Volatility Fund) will be filed by amendment.
	(87)	Articles of Amendment of Registrant (Summit Global Investments Small Cap Low Volatility Fund) will be filed by amendment.
	(88)	Articles of Amendment of Registrant (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) will be filed by amendment.
(89)

Articles of Amendment of Registrant (Motley Fool Global Opportunities Fund (f/k/a Motley Fool Independence Fund), Motley Fool Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) will be filed by amendment.

	(90)	Articles Supplementary of Registrant (Abbey Capital Multi Asset Fund) will be filed by amendment.
	(91)	Articles Supplementary of Registrant (Aquarius International Fund) will be filed by amendment.
	(92)	Articles Supplementary of Registrant (Motley Fool 100 Index ETF) is filed herewith.
(b)		By-Laws.
	(1)	By-Laws, as amended, are incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.
(c)		Instruments Defining Rights of Security Holders.
(1)

See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)		Investment Advisory Contracts.
(1)

Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(2)

Investment Advisory Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(3)

Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

(4)

Amendment No. 1 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(5)

Form of Contractual Fee Waiver Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(6)

Form of Contractual Fee Waiver Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(7)

Investment Advisory Agreement (Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(8)

Form of Contractual Fee Waiver Agreement (Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

	(9)	Investment Advisory Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(10)

Addendum No. 1 to Investment Advisory Agreement (Robeco Boston Partners Global Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(11)

Form of Investment Advisory Agreement (Summit Global Investments Global Low Volatility Fund (f/k/a Scotia Dynamic U.S. Growth Fund)) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(12)

Form of Contractual Fee Waiver Agreement (Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(13)

Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(14)

Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(15)

Form of Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited and Altis Partners (Jersey) Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(16)

Form of Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited and Cantab Capital Partners, LLP is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(17)

Form of Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(18)

Form of Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited and Graham Capital Management, LP is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(19)	Form of Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited and P/E Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(20)

Form of Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(21)

Form of Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited and Trigon Investment Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(22)

Form of Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited and Harmonic Capital Partners LLP is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(23)

Addendum No. 2 to Investment Advisory Agreement (Robeco WPG Small/Micro Cap Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(24)

Form of Investment Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(25)

Form of Investment Advisory Agreement dated December 29, 2014 (Campbell Core Trend Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(26)

Form of Investment Advisory Agreement dated January 2, 2015 (Campbell Core Trend Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(27)

Form of Investment Advisory Agreement (Campbell Core Trend Fund) between Campbell Core Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(28)

Form of Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(29)	Form of Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(30)

Form of Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Granite Investment Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(31)

Form of Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(32)

Form of Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pier Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(33)

Form of Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and River Road Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(34)

Form of Addendum No. 3 to Investment Advisory Agreement (Boston Partners Emerging Markets Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.)  is incorporated herein by reference to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement (No. 33-20827) filed on August 14, 2015.

(35)

Form of Investment Advisory Agreement (Campbell Multi-Asset Carry Fund, f/k/a Campbell Core Carry Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 181 to the Registrant’s Registration Statement (No. 33-20827) filed on October 2, 2015.

(36)

Form of Investment Advisory Agreement (Campbell Multi-Asset Carry Fund, f/k/a Campbell Core Carry Fund) between Campbell Core Carry Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 181 to the Registrant’s Registration Statement (No. 33-20827) filed on October 2, 2015.

(37)

Form of Investment Advisory Agreement (Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(38)

Form of Contractual Fee Waiver (Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(39)	Form of Contractual Fee Waiver (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(40)

Form of Contractual Fee Waiver (Campbell Dynamic Trend Fund and Campbell Multi-Asset Carry Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(41)

Form of Contractual Fee Waiver (Abbey Capital Futures Strategy Fund) from April 10, 2017 through April 30, 2018 between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(42)

Form of Investment Advisory Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2013.

(43)

Form of Contractual Fee Waiver (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money Inc. is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(44)

Form of Addendum No. 4 to Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 213 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2017.

(45)

First Amendment to Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(46)

Form of Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(47)

Form of Investment Advisory Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(48)

Form of Expense Limitation and Reimbursement Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(49)	Form of Investment Advisory Agreement (Campbell Managed Futures 10V Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 220 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 2017.

(50)

Form of Investment Advisory Agreement (Campbell Managed Futures 10V Fund) between Campbell Managed Futures LV Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 220 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 2017.

(51)

Form of Expense Limitation and Reimbursement Agreement (Campbell Managed Futures 10V Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 220 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 2017.

(52)

Form of Addendum No. 5 to Investment Advisory Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(53)

Form of Contractual Fee Waiver (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(54)

Form of Investment Advisory Agreement (Motley Fool Global Opportunities Fund (f/k/a Motley Fool Independence Fund), Motley Fool Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund))between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(55)

Form of Expense Limitation and Reimbursement Agreement (Motley Fool Global Opportunities Fund (f/k/a Motley Fool Independence Fund), Motley Fool Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund))between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(56)

Amendment to Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Aperio Group, LLC will be filed by amendment.

(57)

Form of Amendment to Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(58)

Form of Contractual Fee Waiver (Abbey Capital Futures Strategy Fund) from May 1, 2018 through December 31, 2018 between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(59)	Form of Investment Advisory Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is filed herewith.
(60)	Form of Investment Advisory Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC will be filed by amendment.
(61)	Form of Investment Sub-Advisory Agreement (Aquarius International Fund Fund) among Registrant, Altair Advisers LLC and Aperio Group, LLC will be filed by amendment.
(62)	Form of Investment Sub-Advisory Agreement (Aquarius International Fund Fund) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC will be filed by amendment.
(63)	Form of Investment Sub-Advisory Agreement (Aquarius International Fund Fund) among Registrant, Altair Advisers LLC and Mawer Investment Management Ltd. will be filed by amendment.
(64)	Form of Investment Sub-Advisory Agreement (Aquarius International Fund Fund) among Registrant, Altair Advisers LLC and Setanta Asset Management Limited will be filed by amendment.
(65)

Form of Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

(66)

Form of Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between ACMAF Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

(67)

Form of Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, ACMAF Offshore Fund Limited and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

(68)

Form of Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, ACMAF Offshore Fund Limited and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

(69)

Form of Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, ACMAF Offshore Fund Limited and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

(70)

Form of Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, ACMAF Offshore Fund Limited and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

(71)

Form of Contractual Fee Waiver (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 233 to the Registrant’s Registration Statement (No. 33-20827) filed on January 10, 2018.

(72)	Form of Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited, and Welton Investment Partners LLC is filed herewith.
(e)	Underwriting Contracts.
(1)

Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(2)

Distribution Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(3)

Distribution Agreement between Registrant, Quasar Distributors, LLC, and Bogle Investment Management, L.P. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(4)

Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(5)

Distribution Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(6)

Distribution Agreement between Registrant, Quasar Distributors, LLC, and Matson Money, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(7)

Distribution Agreement between Registrant, Quasar Distributors, LLC, and Schneider Capital Management Company dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(8)

Distribution Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(9)	Form of Distribution Agreement (Motley Fool Global Opportunities Fund (f/k/a Motley Fool Independence Fund), Motley Fool Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) between Registrant and Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2017.

(10)

Form of Distribution Agreement (Orinda Income Opportunities Fund) between Registrant, Quasar Distributors, LLC, and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(11)

Amendment to the Distribution Agreement (Campbell Managed Futures 10V Fund) between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(12)

Form of Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(13)

Amendment to Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated July 11, 2017 is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(14)	Form of Distribution Agreement (Motley Fool 100 Index ETF) between Registrant, Quasar Distributors, LLC, and Motley Fool Asset Management, LLC is filed herewith.
(15)	Amendment to the Distribution Agreement (Aquarius International Fund) between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC will be filed by amendment.
(16)	Amendment to Distribution Agreement (Abbey Capital Multi-Asset Fund) between Registrant, Quasar Distributors, LLC and Abbey Capital Limited will be filed by amendment.
(f)	Bonus or Profit Sharing Contracts.
(1)	Form of Deferred Compensation Plan is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.
(2)	Form of Deferred Compensation Agreement is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.
(g)	Custodian Agreements.
(1)

Custody Agreement between Registrant and U.S. Bank National Association dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(2)	First Amendment dated June 30, 2016 to the Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(3)

Addendum to Custody Agreement dated January 5, 2017 is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(4)

Form of Second Amendment dated May 1, 2017 to the Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(5)

Form of Third Amendment to the Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(6)

Form of Fourth Amendment to the Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(7)

Form of Fifth Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated December 1, 2017 is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(8)	Form of Custody Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bank National Association is filed herewith.
(h)	Other Material Contracts.
(1)

Non 12b-1 Shareholder Services Plan and Agreement (Bogle Investment Management Small Cap Growth - Investor Shares) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(2)

Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(3)

Services Plan for Class I Shares and Form of Servicing Agreement (Summit Global Investments Global Low Volatility Fund, formerly known as Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(4)	Services Plan for Class II Shares and Form of Servicing Agreement (Summit Global Investments Global Low Volatility Fund, formerly known as Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(5)

Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(6)

First Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(7)

Form of Second Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(8)

Form of Third Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(9)

Form of Fourth Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(10)

Form of Fifth Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 1, 2017 is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(11)	Form of Fund Accounting Servicing Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bancorp Fund Services, LLC is filed herewith.
(12)

Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(13)

First Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(14)

Form of Second Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(15)

Form of Third Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(16)	Form of Fourth Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(17)

Form of Fifth Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 1, 2017 is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(18)	Form of Fund Administration Servicing Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bancorp Fund Services, LLC is filed herewith.
(19)

Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(20)

First Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(21)

Form of Second Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(22)

Form of Third Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(23)

Form of Fourth Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(24)

Form of Fifth Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 1, 2017 is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(25)	Form of Transfer Agent Servicing Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bancorp Fund Services, LLC is filed herewith.
(i) (1)	Opinion of Counsel is filed herewith.
(2)	Consent of Counsel is filed herewith.
(j)	None.
(k)	None.
(l)	Initial Capital Agreements.
(1)	Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)

Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

(3)

Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

(4)

Subscription Agreement between Registrant and Counselors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)

Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(6)

Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(7)

Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(8)

Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(9)

Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(10)

Purchase Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(11)

Purchase Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(12)	Purchase Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(13)

Purchase Agreement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(14)

Form of Purchase Agreement (Free Market U.S. Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(15)

Form of Purchase Agreement (Free Market International Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(16)

Form of Purchase Agreement (Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(17)

Form of Purchase Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management is incorporated herein by reference to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2009.

(18)

Purchase Agreement (S1 Fund) between Registrant and Simple Alternatives, LLC is incorporated herein by reference to Post-Effective Amendment No. 138 to the Registration Statement (No. 33-20827) filed on October 29, 2010.

(19)

Purchase Agreement (Robeco Boston Partners Long/Short Research Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(20)

Form of Purchase Agreement (Robeco Boston Partners Global Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(21)

Form of Purchase Agreement (Robeco Boston Partners International Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(22)

Purchase Agreement (Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(23)	Form of Purchase Agreement (Robeco Boston Partners Global Long/Short Fund-Investor Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(24)

Form of Purchase Agreement (Robeco Boston Partners Global Long/Short Fund-Institutional Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(25)

Form of Purchase Agreement (Robeco Boston Partners Global Long/Short Fund-Investor Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(26)

Form of Purchase Agreement (Summit Global Investments Global Low Volatility Fund, formerly known as Scotia Dynamic U.S. Growth Fund) between Registrant and Scotia Institutional Asset Management US, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(27)

Form of Purchase Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(28)

Form of Purchase Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(29)

Form of Purchase Agreement (Campbell Core Trend Fund) between Registrant and Campbell & Company, Inc. is incorporated herein by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(30)

Purchase Agreement (Boston Partners Emerging Markets Long/Short Fund) between Registrant and Robeco Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(31)

Purchase Agreement (Campbell Core Carry Fund) between Registrant and Campbell & Company, Inc. is incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(32)

Form of Purchase Agreement (Boston Partners Alpha Blue Dynamic Equity Fund) between Registrant and Robeco Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 182 to the Registration Statement (No. 33-20827) filed on October 16, 2015.

(33)	Form of Purchase Agreement (Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(34)

Form of Purchase Agreement Form of Purchase Agreement (Motley Fool Global Opportunities Fund (f/k/a Motley Fool Independence Fund), Motley Fool Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund))between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(35)

Form of Purchase Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(36)

Form of Purchase Agreement (Campbell Managed Futures 10V Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 220 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 2017.

(37)

Form of Purchase Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

	(38)	Purchase Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC will be filed by amendment.
	(39)	Purchase Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited will be filed by Amendment.
	(40)	Form of Purchase Agreement (Motley Fool 100 Index Fund) between Registrant and Motley Fool Asset Management, LLC is filed herewith.
(m)		Rule 12b-1 Plan.
(1)

Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(2)

Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

(3)

Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(4)

Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

	(5)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(6)

Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(7)

Plan of Distribution pursuant to Rule 12b-1(Robeco Boston Partners Long/Short Research Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(8)

Plan of Distribution pursuant to Rule 12b-1(Robeco Boston Partners Global Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(9)

Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners International Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(10)

Plan of Distribution pursuant to Rule 12b-1 (Summit Global Investments U.S. Low Volatility Equity Fund — Retail Class) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(11)

Plan of Distribution pursuant to Rule 12b-1 (Summit Global Investments U.S. Low Volatility Equity Fund – Class A) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(12)

Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners Global Long/Short Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 154 to the Registrant’s Registration Statement (No. 33-20827) filed on July 11, 2013.

(13)

Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(14)

Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(15)

Plan of Distribution pursuant to Rule 12b-1 (Summit Global Investments U.S. Low Volatility Equity Fund —Class C) is incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

(16)

Plan of Distribution pursuant to Rule 12b-1 (Summit Global Investments Small Cap Low Volatility Fund – Retail Class) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(17)

Plan of Distribution pursuant to Rule 12b-1 (Summit Global Investments Small Cap Low Volatility Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(18)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class T) is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(19)

Plan of Distribution pursuant to Rule 12b-1 (Orinda Income Opportunities Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(20)

Plan of Distribution pursuant to Rule 12b-1 (Orinda Income Opportunities Fund — Class D) is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(21)

Plan of Distribution pursuant to Rule 12b-1 (Campbell Managed Futures 10V Fund — Class N) is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(22)

Plan of Distribution pursuant to Rule 12b-1 (Campbell Managed Futures 10V Fund — Class T) is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(23)

Form of Plan of Distribution pursuant to Rule 12b-1 (Summit Global Investments Global Low Volatility Fund – Class A Shares (formerly Class II Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(24)

Form of Plan of Distribution pursuant to Rule 12b-1 (Summit Global Investments Global Low Volatility Fund – Class C Shares (formerly Institutional Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(25)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class A Shares) will be filed by amendment.
(26)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class C Shares) will be filed by amendment.
(n)	Rule 18f-3 Plan.
(1)	Amended Rule 18f-3 Plan will be filed by amendment.
(p)	Code of Ethics.
(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.
(2)

Code of Ethics of Robeco Investment Management is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

(3)

Code of Ethics of Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(4)	Code of Ethics of Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(5)	Code of Ethics of Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.
(6)

Code of Ethics of Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(7)

Code of Ethics of Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

(8)	Code of Ethics of Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.
(9)	Code of Ethics of Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.
(10)	Code of Ethics of Aperio Group is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.
(11)

Code of Ethics of Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(12)

Code of Ethics of Granite Investment Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(13)

Code of Ethics of Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(14)	Code of Ethics of Pier Capital LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.
(15)

Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(16)

Code of Ethics of Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(17)	Code of Ethics of Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(18)	Code of Ethics of Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 210 to the Registrant’s Registration Statement (No. 33-20827) filed on January 31, 2017.
(19)

Code of Ethics of Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(20)	Code of Ethics of Mawer Investment Management Ltd. will be filed by amendment.
(21)	Code of Ethics of Setanta Asset Management Limited will be filed by amendment.

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30. INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 12 of the Investment Advisory Agreement between Registrant and Boston Partners Global Investors, Inc. (“Boston Partners”) (f/k/a Robeco Investment Management, Inc.), incorporated herein by reference to exhibit (d)(9), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. (“Bogle”), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(2) provides for the indemnification of Bogle against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Schneider Capital Management (“Schneider”) incorporated herein by reference as exhibit (d)(1) provides for the indemnification of Schneider against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), (“Matson Money”) incorporated herein by reference as exhibits (d)(3) and (d)(42) provides for the indemnification of Matson Money against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Summit Global Investments, LLC (“SGI”) incorporated herein by reference as exhibits (d)(7), (d)(11) and (d)(37) provides for the indemnification of SGI against certain losses.

Section 12 of each of the Investment Advisory Agreements with Abbey Capital Limited (“Abbey Capital”) incorporated herein by reference as exhibits (d)(13), (d)(14), (d)(65) and (d)(66) provides for the indemnification of Abbey Capital against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Altair Advisers LLC (“Altair”) incorporated herein by reference as exhibit (d)(24) provides for indemnification of Altair against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Campbell & Company Investment Adviser LLC (“CCIA”) incorporated herein by reference as exhibits (d)(25), (d)(26), (d)(35), (d)(36), (d)(49) and (d)(50) provide for indemnification of CCIA against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Motley Fool Asset Management, LLC (“Motley Fool”) incorporated herein by reference to exhibit (d)(54) and (d)(59) provides for indemnification of Motley Fool against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Orinda Asset Management LLC (“Orinda”) incorporated herein by reference to exhibit (d)(47) provides for indemnification of Orinda against certain losses.

Section 8 of each of the Distribution Agreements between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibits (e)(1) – (e)(10) provide for the indemnification of Quasar Distributors, LLC against certain losses.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.

Bogle Investment Management, LP:

The sole business activity of Bogle Investment Management, LP (“Bogle”), 2310 Washington Street, Suite 310, Newton Lower Falls, MA 02462, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

The directors and officers have not held any positions with other companies during the last two fiscal years.

2.

Schneider Capital Management Company:

The sole business activity of Schneider Capital Management Company (“Schneider”), 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087, is to serve as an investment adviser. Schneider is registered under the Investment Advisers Act of 1940.

Information as to the directors and officers of Schneider is as follows:

Name and Position with Schneider	Other Company	Position With Other Company
Arnold C. Schneider, III President and Chief Investment Officer	Turnbridge Management Partners Corp.	President
Steven J. Fellin Sr. Vice President, Chief Operating & Financial Officer Chief Compliance Officer	Turnbridge Management Partners Corp.	Vice President

3.

Boston Partners Global Investors, Inc.

The sole business activity of Boston Partners Global Investors, Inc. (“Boston Partners”), 909 Third Avenue, New York 10022, is to serve as an investment adviser. Boston Partners provides investment advisory services to the Boston Partners Funds and the WPG Partners Funds.

Boston Partners is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of Boston Partners is as follows:

Name and Position with Boston Partners	Other Company	Position With Other Company
Mark E. Donovan Co-Chief Executive Officer	Robeco Institutional Asset Management US Inc.	Director
Joseph F. Feeney, Jr. Co-Chief Executive Officer	Robeco US Holding, Inc.	Director
William George Butterly, III General Counsel, Chief Compliance Officer & Secretary	Robeco Institutional Asset Management US Inc.	Chief Legal Officer, Chief Compliance Officer & Secretary
	Robeco Securities, L.L.C.	Chief Legal Officer
	Robeco Trust Company	Chief Operating Officer, Secretary & Director
	RobecoSAM USA, Inc.	Chief Legal Officer, Chief Compliance Officer & Secretary
	Robeco Boston Partners (UK) Limited	Director, Chief Operating Officer & Secretary
Matthew J. Davis Treasurer & Chief Financial Officer	Robeco Institutional Asset Management US Inc.	President, Treasurer & Director
	Robeco Securities, L.L.C.	Chief Financial Officer
	Robeco Trust Company	Director, President, Chief Financial Officer, Treasurer & Director
	Robeco Boston Partners (UK) Limited	Chief Financial Officer

David Steyn Director	Robeco Groep N.V.	Chief Executive Officer
Leni M. Boeren Director	Robeco Groep N.V.	Chief Operating Officer
	Robeco Institutional Asset Management B.V.	Director
	RobecoSAM AG	Director
	RobecoSAM USA, Inc.	Director
Martin Mlynár Director	Corestone Investment Managers AG	Chief Executive Officer
	Source Capital AG	Board Member
	Source Capital Holding AG	Board Member

4.

Matson Money, Inc.:

The sole business activity of Matson Money, Inc. (“Matson Money”), 5955 Deerfield Blvd., Mason, Ohio 45040, is to serve as an investment adviser. Matson Money is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Matson Money indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Matson Money, Inc.	Name of Other Company	Position With Other Company
Mark E. Matson CEO	Keep It Tight Fitness, LLC	50% owner
Mark E. Matson CEO	The Matson Family Foundation	100% owner
Michelle Matson Vice President/ Secretary	None	None
Daniel J. List Chief Compliance Officer	None	None
Steven B. Miller President	None	None

5.

Summit Global Investments, LLC:

The sole business activity of Summit Global Investments, LLC (“SGI”), 620 South Main Street, Bountiful, Utah 84010, is to serve as an investment adviser. SGI is registered under the Investment Advisers Act of 1940.

The only employment of a substantial nature of each of SGI’s directors and officers is with SGI.

6.	Abbey Capital Limited: The only employment of a substantial nature of each of Abbey Capital Limited directors and officers is with Abbey Capital Limited.
7.	Altair Advisers LLC: The only employment of a substantial nature of each of Altair Advisers LLC directors and officers is with Altair Advisers LLC.
8.

Campbell & Company Investment Adviser LLC:

The principal business activity of Campbell & Company Investment Adviser LLC (“CCIA”), 2850 Quarry Lake Drive, Baltimore, Maryland 21209, is to serve as an investment adviser. CCIA is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of CCIA indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with CCIA	Name of Other Company	Position With Other Company
G. Williams Andrews Chief Executive Officer	Campbell & Company, LP	Chief Executive Officer
	Campbell & Company, LLC	Director & Chief Executive Officer
	EC LLC	Managing Member
	The Campbell Multi-Strategy Trust	Trustee & Chief Executive Officer
	Campbell Financial Services, LLC	Director
	Campbell & Company International Bahamas Limited	Director & President
	Campbell Core Offshore Limited	Director
	Campbell Core Carry Offshore Limited	Director

Gregory T. Donovan Chief Financial Officer, Treasurer & Assistant Secretary	Campbell & Company, LP	Chief Financial Officer, Treasurer & Assistant Secretary
	Campbell & Company, LLC	Chief Financial Officer
	The Campbell Multi-Strategy Trust	Chief Financial Officer, Treasurer & Assistant Secretary
	Campbell Financial Services, LLC	Vice President, Chief Financial Officer and Treasurer
	Campbell & Company International Bahamas Limited	Director & Treasurer
Michael S. Harris President	Campbell & Company, LLC	President
	Campbell & Company, LLC	Director & President
	EC LLC	Managing Member
	The Campbell Multi-Strategy Trust	President
	Campbell Financial Services, LLC	Director
	Managed Futures Association	Director & Vice-Chairman
	Campbell & Company International Bahamas Limited	Director
	Campbell Core Offshore Limited	Director
	Campbell Core Carry Offshore Limited	Director
Dr. Kevin Cole Director of Research	Campbell & Company, LP	Director of Research

Heidi L. Kaiser Deputy General Counsel & Chief Compliance Officer, Anti-Money Laundering Officer	The Campbell Multi-Strategy Trust	Deputy General Counsel and Chief Compliance Officer
	Campbell Financial Services, LLC	Deputy General Counsel and Chief Compliance Officer
	Campbell & Company, LP	Deputy General Counsel & Director of Compliance, Anti-Money Laundering Officer
Thomas P. Lloyd General Counsel, & Secretary	Campbell & Company, LP	General Counsel & Secretary
	Campbell & Company, LLC	Secretary
	EC LLC	Managing Member
	The Campbell Multi-Strategy Trust	General Counsel, Secretary & Assistant Treasurer
	Campbell & Company International Bahamas Limited	Secretary
	Campbell Core Offshore Limited	Director
	Campbell Core Carry Offshore Limited	Director
	Campbell Financial Services, LLC	General Counsel & Director; previously, Chief Compliance Officer & Secretary until September 2014
Robert W. McBride Chief Technology Officer	Campbell & Company, LLC	Chief Technology Officer

John R. Radle Global Head of Trading	Campbell & Company, LP	Global Head of Trading
Richard Johnson Managing Director	Campbell & Company, LP	Managing Director, Global Head of Client Solutions Group of Campbell & Company
Darvin N. Sterner Director of Private Wealth Distribution	Campbell & Company, LP	Director of Private Wealth Distribution
	Campbell Financial Services, LLC	Vice President

9.	Motley Fool Asset Management, LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which Motley Fool Asset Management, LLC and each director, officer, or partner of Motley Fool Asset Management, LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Motley Fool Asset Management, LLC, as filed with the SEC on December 15, 2017, and is incorporated herein by this reference.

10.	Orinda Asset Management, LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which Orinda Asset Management, LLC and each director, officer, or partner of Orinda Asset Management, LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Orinda Asset Management LLC, as filed with the SEC on March 27, 2017, and is incorporated herein by this reference.

Item 32.	Principal Underwriter

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Academy Funds Trust	LoCorr Investment Trust
Advisors Series Trust	Lord Asset Management Trust
Aegis Funds	MainGate Trust
Allied Asset Advisors Funds	Managed Portfolio Series
Alpha Architect ETF Trust	Manager Directed Portfolios
Alpine Equity Trust	Matrix Advisors Fund Trust
Alpine Income Trust	Matrix Advisors Value Fund, Inc.
Alpine Series Trust	Merger Fund
Amplify ETF Trust	Monetta Trust
Angel Oak Funds Trust	Nicholas Equity Income Fund, Inc.
Barrett Opportunity Fund, Inc.	Nicholas Family of Funds, Inc.
Bridge Builder Trust	Oaktree Funds
Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds
Brookfield Investment Funds	Perritt Funds, Inc.
Brown Advisory Funds	PRIMECAP Odyssey Funds
Buffalo Funds	Professionally Managed Portfolios
CG Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Rainier Investment Management Mutual Funds
Evermore Funds Trust	RBB Fund, Inc.
First American Funds, Inc.	RBC Funds Trust
FundX Investment Trust	Series Portfolio Trust
Glenmede Fund, Inc.	Sims Total Return Fund, Inc.
Glenmede Portfolios	Stone Ridge Trust
GoodHaven Funds Trust	Stone Ridge Trust II
Greenspring Fund, Inc.	Stone Ridge Trust III
Guinness Atkinson Funds	Stone Ridge Trust V
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.

Hennessy Funds Trust	TrimTabs ETF Trust
Horizon Funds	Trust for Professional Managers
Hotchkis & Wiley Funds	Trust for Advised Portfolios
Intrepid Capital Management Funds Trust	USA Mutuals
IronBridge Funds, Inc.	Wall Street EWM Funds Trust
Jacob Funds, Inc.	Westchester Capital Funds
Jensen Portfolio, Inc.	Wisconsin Capital Funds, Inc.
Kirr Marbach Partners Funds, Inc.	YCG Funds
LKCM Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None

(1)	This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(2)	This individual is located at 10 West Market Street, Indianapolis, Indiana 46204.

(3)	This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota 55402.

(c)	Not Applicable

Item 33. LOCATION OF ACCOUNTS AND RECORDS

(1)	Boston Partners Global Investors, Inc., 909 Third Avenue, 32nd floor, New York, New York 10022 (records relating to its function as investment adviser).

(2)	Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

(3)	Bogle Investment Management, L.P., 2310 Washington Street, Suite 310, Newton Lower Falls, Massachusetts 02462 (records relating to its function as investment adviser).

(4)	Matson Money, Inc. (formerly Abundance Technologies, Inc.), 5955 Deerfield Blvd., Mason, OH 45040 (records relating to its function as investment adviser).

(5)	Summit Global Investments, LLC, 620 South Main Street, Bountiful, Utah 84010 (records relating to its function as investment adviser).

(6)	Abbey Capital Limited, 1-2 Cavendish Row, Dublin 1, Ireland (records relating to its function as investment adviser).

(7)	Altair Advisers LLC, 303 West Madison, Suite 600, Chicago, Illinois 60606 (records relating to its function as investment adviser).

(8)	Campbell & Company Investment Adviser LLC, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 (records relating to its function as investment adviser).

(9)	Motley Fool Asset Management, LLC, 2000 Duke Street, Suite 275, Alexandria, Virginia 22314 (records relating to its function as investment adviser).

(10)	Orinda Asset Management, LLC, 4 Orinda Way, Suite 150A, Orinda, California 94563 (records relating to its function as investment adviser).

(11)	U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent).

(12)	U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian).

(13)	Quasar Distributors, LLC, 777 East Wisconsin Avenue, Floor, 6, Milwaukee, Wisconsin 53202 (records relating to its function as underwriter).

Item 34. MANAGEMENT SERVICES

None.

Item 35. UNDERTAKINGS

(a)	Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b)	Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chadds Ford, and Commonwealth of Pennsylvania on January 19, 2018.

THE RBB FUND, INC.

By:	/s/ Salvatore Faia
Salvatore Faia
President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Salvatore Faia	President (Principal Executive Officer) and Chief Compliance Officer	January 19, 2018
Salvatore Faia

/s/ James G. Shaw	Treasurer (Chief Financial Officer) and Secretary	January 19, 2018
James G. Shaw

*J. Richard Carnall	Director	January 19, 2018
J. Richard Carnall

*Julian A. Brodsky	Director	January 19, 2018
Julian A. Brodsky

*Arnold M. Reichman	Director	January 19, 2018
Arnold M. Reichman

*Robert Sablowsky	Director	January 19, 2018
Robert Sablowsky

*Robert Straniere	Director	January 19, 2018
Robert Straniere

*Nicholas A. Giordano	Director	January 19, 2018
Nicholas A. Giordano

*Gregory P. Chandler	Director	January 19, 2018
Gregory P. Chandler

*Sam Lambroza	Director	January 19, 2018
Sam Lambroza

*By: /s/ Salvatore Faia		January 19, 2018
Salvatore Faia
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian A. Brodsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Julian A. Brodsky
Julian A. Brodsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ J. Richard Carnall
J. Richard Carnall

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Nicholas A. Giordano
Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Arnold M. Reichman
Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert A. Straniere, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Robert Straniere
Robert Straniere

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 17, 2017

/s/ Gregory P. Chandler
Gregory P. Chandler

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Sam Lambroza, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Sam Lambroza
Sam Lambroza

PEA 235

EXHIBIT	DESCRIPTION
(a)(92)	Articles Supplementary of Registrant (Motley Fool 100 Index ETF)
(d)(59)	Form of Investment Advisory Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC
(d)(72)	Form of Trading Advisory Agreement (Abbey Capital Futures Strategy Funds) among Abbey Capital Offshore Fund Limited, Abbey Capital Limited, and Welton Investment Partners LLC
(e)(14)	Form of Distribution Agreement (Motley Fool 100 Index ETF) between Registrant, Quasar Distributors, LLC, and Motley Fool Asset Management, LLC
(g)(8)	Form of Custody Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bank National Association
(h)(11)	Form of Fund Accounting Servicing Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bancorp Fund Services, LLC
(h)(18)	Form of Fund Administration Servicing Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bancorp Fund Services, LLC
(h)(25)	Form of Transfer Agent Servicing Agreement (Motley Fool 100 Index ETF) between Registrant and U.S. Bancorp Fund Services, LLC
(i)(1)	Opinion of Counsel
(i)(2)	Consent of Counsel
(l)(40)	Form of Purchase Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC

51